UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22007

RMR ASIA REAL ESTATE FUND

(Exact name of registrant as specified in charter)

400 CENTRE STREET

NEWTON, MASSACHUSETTS 02458

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service of Process)	Copy to:
Robert N. Hickey, Esq.
Sullivan & Worcester LLP
Adam D. Portnoy, President	1666 K Street, NW
RMR Asia Real Estate Fund	Washington, DC 20006
400 Centre Street
Newton, Massachusetts 02458	Julie A. Tedesco, Esq.
State Street Bank and Trust Company
Two Avenue de Lafayette, 6th Floor
Boston, Massachusetts 02111

Registrant’s telephone number, including area code: (617) 332-9530

Date of fiscal year end: December 31
Date of reporting period: June 30, 2007

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR Asia Real Estate Fund

/s/ Adam D. Portnoy	/s/ Mark L. Kleifges
Adam D. Portnoy	Mark L. Kleifges
President	Treasurer

Date: August 30, 2007

Item 1. Proxy Voting Record

Following is a list of matters on which the fund was eligible to vote during the period ended June 30, 2007. The fund did not cast any votes on these matters

Security	Mitsui Fudosan Co., Ltd.	Cusip	’65976000
Ticker	8801

Annual General Meeting	Meeting	06/28/2007

Management
Proposals	Recommendation	Sponsor
Appropriation of Non-Consolidated Profits for the 95th Fiscal Year (from April 1, 2006 to March 31, 2007).	For	Mgmt

Election of Eight (8) Directors.	For	Mgmt

Election of Three (3) Corporate Auditors	For	Mgmt

Granting of Retirement Gratuities to Retiring Directors and Corporate Auditor; Final Payment of Gratuities Due to Abolition of Retirement Gratuities System	For	Mgmt

Payment of Bonuses to Directors.	For	Mgmt

Change in Remuneration Amounts for Directors and Corporate Auditors	For	Mgmt

Issue of Stock Options (New Share Subscription Rights) as Remuneration to Directors.	For	Mgmt